Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions [Abstract]
Disclosure of other provisions [text block]
As of December 31, this caption includes the following:

In thousands of soles	Outstanding claims reserve (i)	Other provisions	Total
As of January 1, 2023	113	19,861	19,974
Annual provision	—	1,176	1,176
Paid during the year	(8)	(4,320)	(4,328)
Exchange difference	—	2,252	2,252

As of December 31, 2023	105	18,969	19,074

As of January 1, 2024	105	18,969	19,074
Annual provision	—	1,001	1,001
Paid during the year	(69)	(5,649)	(5,718)
Exchange difference	—	(2,111)	(2,111)

As of December 31, 2024	36	12,210	12,246

As of January 1, 2025	36	12,210	12,246
Annual provision	—	1,344	1,344
Paid during the year	—	(3,716)	(3,716)
Exchange difference	—	287	287

As of December 31, 2025	36	10,125	10,161